UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           May 9, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:            46
                                                  -----------------------

Form 13F Information Table Value Total:            $527645 (x1000)
                                                  -----------------------


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Blizzard Inc        COM              00507v109      755    51800 SH       Sole                    51800
Apple Inc                      COM              037833100      257      580 SH       Sole                      580
Aqua America Inc               COM              03836W103      336    10697 SH       Sole                    10697
Avis Budget Group              COM              053774105      417    15000 SH       Sole                    15000
Berkshire Hathaway Inc Cl A    CL A             084670108      781        5 SH       Sole                        5
Black Hills Corp               COM              092113109      317     7200 SH       Sole                     7200
Brown Forman Corp Cl A         CL A             115637100   265767  3610973 SH       Sole                  3610973
Brown Forman Corp Cl B         CL B             115637209     5411    75783 SH       Sole                    75783
Capitalsource Inc              COM              14055x102      231    24000 SH       Sole                    24000
Caterpillar Inc Del            COM              149123101      204     2346 SH       Sole                     2346
Cisco Sys Inc                  COM              17275r102      238    11390 SH       Sole                    11390
Ellington Financial LLC        COM              288522303      673    27193 SH       Sole                    27193
Express Scripts Hldg Co        COM              30219g108     8351   144932 SH       Sole                   144932
Exxon Mobil Corp               COM              30231g102      970    10768 SH       Sole                    10768
Facebook Inc                   COM              30303M102      202     7899 SH       Sole                     7899
Gartner Inc                    COM              366651107      567    10418 SH       Sole                    10418
General Electric Co            COM              369604103      619    26774 SH       Sole                    26774
Genworth Finl Inc              COM CL A         37247d106     1000   100000 SH       Sole                   100000
Goldman Sachs Group Inc        COM              38141g104    17956   122023 SH       Sole                   122023
Greenlight Capital Re Ltd Cl A CL A             g4095j109     1223    50000 SH       Sole                    50000
Hertz Global Holdings Inc      COM              42805t105      223    10000 SH       Sole                    10000
Higher One Hldgs Inc           COM              42983D104      118    13298 SH       Sole                    13298
Home Depot Inc                 COM              437076102      429     6150 SH       Sole                     6150
Howard Hughes Corp             COM              44267D107      289     3450 SH       Sole                     3450
Humana Inc                     COM              444859102    12040   174216 SH       Sole                   174216
International Business Machs   COM              459200101     1102     5166 SH       Sole                     5166
Johnson & Johnson              COM              478160104      748     9170 SH       Sole                     9170
Ladenburg Thalman Fin Svcs I   COM              50575q102       83    50000 SH       Sole                    50000
Market Vectors ETF Tr Gold Min GOLD MINER ETF   57060U100     8100   214000 SH       Sole                   214000
Merck & Co Inc New             COM              58933y105    47537  1075490 SH       Sole                  1075490
Pepsico Inc                    COM              713448108      806    10184 SH       Sole                    10184
Procter & Gamble Co            COM              742718109      515     6687 SH       Sole                     6687
Research In Motion Ltd         COM              760975102      518    35887 SH       Sole                    35887
SPDR Gold Trust                GOLD SHS         78463v107      333     2156 SH       Sole                     2156
SPDR Index Shs Fds Euro Stoxx  EURO STOXX 50 ETF78463x202      743    22500 SH       Sole                    22500
SPDR S&P 500 ETF TR            TR UNIT          78462F103   125884   803498 SH       Sole                   803498
Splunk Inc                     COM              848637104      314     7834 SH       Sole                     7834
Texas Roadhouse Inc            COM              882681109      424    21000 SH       Sole                    21000
United Technologies Corp       COM              913017109      579     6195 SH       Sole                     6195
Universal Business PMT SOL A   COM              913384103       82    22216 SH       Sole                    22216
Vanguard Intl Equity Index F   TT WRLD ST ETF   922042742    19008   363577 SH       Sole                   363577
Vanguard Index Fds Total Stk M TOTAL STK MKT    922908769      249     3080 SH       Sole                     3080
Wells Fargo & Co New           COM              949746101      332     8970 SH       Sole                     8970
Zynga Inc                      COM              98986t108       34    10000 SH       Sole                    10000
iShares DJ Intl Select Div Idx DJ INTL SEL DIVD 464288448      422    12361 SH       Sole                    12361
iShares High Dividend Equity F HGH DIV EQT FD   46429B663      458     7000 SH       Sole                     7000